INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Joint ventures not individually material (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of profits for the year	¥ 164,100	$ 25,751	¥ 180,502	¥ 270,115
Aggregate carrying amount of the Group's investments in joint ventures	3,350,959		3,374,553	3,385,582	$ 525,839
Joint venture
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of profits for the year	164,100		180,502
Aggregate carrying amount of the Group's investments in joint ventures	3,350,959		3,374,553	¥ 3,385,582
Aggregated individually immaterial joint ventures
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of profits for the year	96,255		121,120
Share of the joint ventures' total comprehensive income	96,255		121,120
Aggregate carrying amount of the Group's investments in joint ventures	¥ 1,907,210		¥ 1,897,391